Fair value measurement - Assets Using Significant Unobservable Inputs (Details) $ in Millions	12 Months Ended
Dec. 31, 2016 USD ($)
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning balance	$ 0
Transfers into Level 3	19
Total gains for the period included in earnings	2
Purchases, issuances and sales:
Purchases	113
Issuances	1
Sales	(135)
Ending balance	0
Change in unrealized gains or (losses) for the period included in earnings for assets held at the end of the reporting period	$ 0